UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:   08/31/12

Item 1.  Schedule of Investments (Unaudited)

The schedule of investments for the Compass Funds, a series of the Trust, as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2012

Shares			Value
	EXCHANGE TRADED FUNDS - 12.3%
	EQUITY FUNDS - 12.3%
161,733	iShares Cohen & Steers Realty Majors Index Fund		$ 12,962,900
197,731	iShares Dow Jones US Real Estate Index Fund		12,977,086
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,188,913)		25,939,986

	SHORT TERM INVESTMENTS - 79.6%
168,166,942	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0011% * (a)		168,166,942
	(Cost - $168,166,942)

	TOTAL INVESTMENTS - 91.9% (Cost - 192,355,855) (b)		$ 194,106,928
	OTHER ASSETS LESS LIABILITIES - 8.1%		17,092,652
	NET ASSETS - 100.0%		$ 211,199,580

(a) All or portion of the security is held as collateral for open futures contracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,751,073
	Unrealized depreciation		-
	Net unrealized appreciation		$ 1,751,073

* Money market fund; interest rate reflects seven day effective yield on August 31, 2012

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURE CONTRACTS - 1.7%
	Commodity Futures - 1.1%
171	Cocoa Future, December 2012	$ 4,463,100	$ 269,398
69	Corn Future, December 2012	2,759,138	520,555
37	Gasoline RBOB, October 2012	4,619,731	(2,642)
58	Gold Future, December 2012	9,788,080	3,463
154	Lean Hogs Future, October 2012	4,569,180	(245,365)
76	Natural Gas Future, October 2012	2,127,240	(5,320)
45	Soybean Future, November 2012	3,952,125	952,313
60	Soybean Meal Future, December 2012	3,200,400	825,647
61	Wheat Future, December 2012	2,712,975	77,775
		9,865,500	2,395,824
	Currency Futures - 0.1%
34	Australian Dollar Future, September 2012	3,505,740	(24,140)
42	British Pound Future, September 2012	4,169,025	84,000
53	Canadian Dollar Future, September 2012	5,376,320	65,720
		13,051,085	125,580

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLODATED SCHEDULE OF FUTURES (Unaudited)(Continued)
August 31, 2012
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Equity Futures - 0.3%
20	Dax Index Future, September 2012	$ 4,393,573	$ 118,011
158	DJIA Index Future Mini, September 2012	10,332,410	7,421
60	Emerging Market Future, September 2012	2,841,900	(77,254)
69	FTSE 100 Index Future, September 2012	6,244,747	13,651
209	MSCI Taiwan Index Future, September 2012	5,463,260	(2,090)
153	Nasdaq 100 E-Mini Future, September 2012	8,479,260	670,757
107	Nikkei 225 Index Future, September 2012	6,029,878	(223,666)
93	Russell Mini Future, September 2012	7,543,230	(85,747)
183	S&P E-Mini Future, September 2012	12,855,750	160,601
		64,184,008	581,684
	Fixed Income Futures - 0.3%
248	US Ultra Bond Future, December 2012	41,912,000	563,859

	TOTAL LONG FUTURE CONTRACTS	$ 129,012,593	$ 3,666,947

	SHORT FUTURE CONTRACTS - (0.3) %
	Commodity Futures - (0.2) %
14	Coffee Future, December 2012	864,938	9,450
10	Copper Future, December 2012	864,250	4,625
24	Cotton Future, December 2012	927,120	(89,786)
10	Crude Oil Future, October 2012	964,700	(3,100)
10	Heating Oil Futures, October 2012	1,335,684	(17,724)
43	Live Cattle Future, October 2012	2,167,630	(102,340)
35	LME Aluminum Future, November 2012	1,663,156	11,156
28	LME Zinc Future, November 2012	1,287,300	(3,850)
5	Silver Future, December 2012	786,050	(9,500)
38	Soybean Oil Future, December 2012	1,301,424	(170,316)
53	World Sugar #11 Future, October 2012	1,174,141	(705)
		13,336,393	(372,090)
	Currency Futures - (0.1) %
30	Euro Fx Future, September 2012	4,717,500	(26,625)
26	Japanese Yen Future, September 2012	4,149,275	(56,388)
44	New Zealand Dollar Future, September 2012	3,531,000	(137,280)
31	Swiss Franc Future, September 2012	4,061,000	(18,212)
		16,458,775	(238,505)
	Equity Futures - 0.0%
13	Hang Seng Index Future, September 2012	1,623,177	26,817
18	S&P/TSX 60 IX Future, September 2012	2,490,595	(91,532)
		4,113,773	(64,715)

	TOTAL SHORT FUTURE CONTRACTS	$ 33,908,940	$ (675,310)

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2012

Shares			Value
	EXCHANGE TRADED FUNDS - 43.3%
	DEBT FUNDS - 27.7%
162,505	iShares Barclays Intermediate Credit Bond Fund		$ 18,057,556
145,920	iShares Barclays 3-7 Year Treasury Bond Fund		18,067,814
			36,125,370
	EQUITY FUNDS - 15.6%
35,110	iShares Cohen & Steers Realty Majors Index Fund		2,814,067
42,996	iShares Dow Jones US Real Estate Index Fund		2,821,827
68,962	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		2,263,333
36,255	PowerShares FTSE RAFI Emerging Markets Portfolio		747,578
54,364	PowerShares FTSE RAFI US 1000 Portfolio		3,261,296
16,459	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		1,084,977
23,142	SPDR S&P 500 ETF Trust		3,268,576
53,189	WisdomTree DEFA Fund		2,281,808
14,293	WisdomTree Emerging Markets Equity Income Fund		750,954
20,061	WisdomTree SmallCap Earnings Fund		1,102,151
			20,396,567

	TOTAL EXCHANGE TRADED FUNDS (Cost - $53,898,391)		56,521,937

	SHORT-TERM INVESTMENTS - 52.1%
67,918,950	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0011% * (a)		67,918,950
	(Cost - $67,918,950)

	TOTAL INVESTMENTS - 95.4% (Cost - 121,817,341) (b)		$ 124,440,887
	OTHER ASSETS LESS LIABILITIES - 4.6%		5,982,438
	NET ASSETS - 100.0%		$ 130,423,325

(a) All or portion of the security is held as collateral for futures cotracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 2,623,910
	Unrealized depreciation		(364)
	Net unrealized appreciation		$ 2,623,546
* Money market fund; interest rate reflects seven day effective yield on August 31, 2012

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURES CONTRACTS 0.7%
	Commodity Futures - 0.4%
36	Cocoa Future, December 2012	$ 939,600	$ 56,715
14	Corn Future, December 2012	559,825	118,434
8	Gasoline RBOB, October 2012	998,861	(571)

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2012
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Commodity Futures - 0.4% (Continued)
13	Gold Future, December 2012	$ 2,193,880	$ 776
34	Lean Hogs Future, October 2012	1,008,780	(54,729)
13	Natural Gas Future, October 2012	363,870	(910)
9	Soybean Future, November 2012	790,425	190,463
13	Soybean Meal Future, December 2012	693,420	178,890
13	Wheat Future, December 2012	578,175	16,575
		8,126,836	505,643
	Currency Futures - 0.0%
6	Australian Dollar Future, September 2012	618,660	(4,260)
11	Canadian Dollar Future, September 2012	1,115,840	13,640
9	British Pound Future, September 2012	866,869	18,000
		2,601,369	27,380

	Equity Futures - 0.1%
5	Dax Index Future, September 2012	1,098,393	29,471
33	DJIA Index Future Mini, September 2012	2,158,035	1,550
13	Emerging Market Future, September 2012	615,745	(16,738)
15	FTSE 100 Index, September 2012	1,357,554	2,740
44	MSCI Iaiwan Index Future, September 2012	1,150,160	(440)
32	Nasdaq 100 E-Mini Future, September 2012	1,773,440	141,800
22	Nikkei 225 Index Future, September 2012	1,239,788	(46,011)
20	Russell Mini Future, September 2012	1,622,200	(18,440)
37	S&P E-Mini Future, September 2012	2,599,250	32,471
		13,614,565	126,403
	Fixed Income Futures - 0.2%
77	Canadian 10 Year Bond Future, December 2012	10,662,036	43,697
75	Euro BOBL Future, September 2012	12,067,725	22,694
47	Euro-Bund Future, September 2012	8,534,260	(43,258)
33	Long Gilt Future, December 2012	6,339,069	30,922
94	US 10 Year Future, December 2012	12,569,586	92,536
41	US Long Bond Future, December 2012	6,207,646	67,908
		56,380,322	214,499

	TOTAL LONG FUTURE CONTRACTS	$ 80,723,092	$ 873,925

	SHORT FUTURES CONTRACTS (0.1) %
	Commodity Futures - (0.1) %
3	Coffee Future, December 2012	185,625	2,025
3	Copper Future, December 2012	259,275	1,388
5	Cotton Future, Cotton 2012	193,150	(20,497)
3	Crude Oil Future, October 2012	289,410	(930)
3	Heating Oil Futures, October 2012	400,705	(5,317)
9	Live Cattle Future, October 2012	453,690	(21,420)

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2012
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Commodity Futures - (0.1) % (Continued)
8	LME Aluminum Future, November 2012	380,150	2,550
5	LME Zinc Future, November 2012	229,875	(688)
1	Silver Future, December 2012	157,210	(1,900)
10	Soybean Oil Future, December 2012	342,480	(44,820)
9	World Sugar #11 Future, October 2012	199,382	1,345
		3,090,953	(88,264)
	Currency Futures - (0.0) %
5	Japanese Yen Future, September 2012	797,938	(10,844)
9	New Zealand Dollar Future, September 2012	722,250	(28,080)
		1,520,188	(38,924)
	Equity Futures - (0.0) %
6	Euro Fx Future, September 2012	943,500	(5,325)
3	Hang Seng Index Future, September 2012	374,579	6,189
4	S&P/TSX 60 IX Future, September 2012	553,466	(20,341)
8	Swiss Franc Future, September 2012	1,048,000	(4,700)
		2,919,545	(24,177)

	TOTAL SHORT FUTURE CONTRACTS	$ 7,530,685	$ (151,365)

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2012

Shares			Value
	EXCHANGE TRADED FUNDS - 38.4%
	EQUITY FUNDS - 38.4%
40,969	iShares Cohen & Steers Realty Majors Index Fund		$ 3,283,665
50,171	iShares Dow Jones US Real Estate Index Fund		3,292,723
80,292	PowerShares FTSE RAFI Developed Markets ex - U.S. Portfolio		2,635,184
42,071	PowerShares FTSE RAFI Emerging Markets Portfolio		867,504
63,064	PowerShares FTSE RAFI US 1000 Portfolio		3,783,209
19,138	PowerShares FTSE RAFI US 1500 Small - Mid Portfolio		1,261,577
26,845	SPDR S&P 500 ETF Trust		3,791,588
61,578	WisdomTree DEFA Fund		2,641,696
16,470	WisdomTree Emerging Markets Equity Income Fund		865,334
23,164	WisdomTree SmallCap Earnings Fund		1,272,630

	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,071,240)		23,695,110

	SHORT-TERM INVESTMENTS - 53.9%
33,206,225	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.11% * (a)		33,206,225
	(Cost - $33,206,225)

	TOTAL INVESTMENTS - 92.3% (Cost - $55,277,465) (b)		$ 56,901,335
	OTHER ASSETS LESS LIABILITIES - 7.7%		4,742,586
	NET ASSETS - 100.0%		$ 61,643,921

(a) All or portion of the securtity is held as collateral for open futures contracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,628,785
	Unrealized depreciation		(4,915)
	Net unrealized appreciation		$ 1,623,870
* Money market fund; interest rate reflects seven day effective yield on August 31, 2012

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURES CONTRACTS - 1.3%
	Commodity Futures - 0.9%
41	Cocoa Future, December 2012	$ 1,070,100	$ 64,592
17	Corn Future, December 2012	679,788	134,790
8	Gasoline RBOB Future, October 2012	998,861	(571)
14	Gold Future, December 2012	2,362,640	836
37	Lean Hogs Furture, October 2012	1,097,790	(59,137)
16	Natural Gas Future, October 2012	447,840	(1,120)
11	Soybean Future, November 2012	996,075	232,788
13	Soybean Meal, December 2012	693,420	178,890
14	Wheat Future, December 2012	622,650	17,500
		2,312,145	568,568

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF FUTURES (Unaudited)(Continued)
August 31, 2012
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Currency Futures - 0.1%
8	Australian Dollar Future, September 2012	$ 824,880	$ (5,680)
10	British Pound Future, September 2012	992,625	20,000
13	Canadian Dollar Future, September 2012	1,318,720	16,120
		3,136,225	30,440.00
	Equity Futures - 0.2%
5	Dax Index Futures, September 2012	1,098,393	29,471
38	DJIA Index Future Mini Future, September 2012	2,485,010	1,785
14	Emerging Market Future, September 2012	663,110	(18,026)
17	FTSE 100 Index Future, September 2012	1,538,561	3,105
50	MSCI Taiwan Index Future, September 2012	1,307,000	(500)
37	Nasdaq 100 E-Mini Future, September 2012	2,050,540	164,465
26	Nikkei 225 Index Future, September 2012	1,465,204	(54,376)
22	Russell Mini Future, September 2012	1,784,420	(15,420)
43	S&P E-Mini Future, September 2012	3,020,750	37,737
		15,412,988	148,241
	Fixed Income Futures - 0.1%
26	Canadian 10 Year Bond Future, December 2012	3,600,168	14,755
11	Euro-Bund Future, September 2012	1,997,380	(10,124)
10	Long Gift Future, December 2012	1,920,930	9,370
22	US 10 Year Future, December 2012	2,941,818	21,666
10	US Long Bond Future, December 2012	1,514,060	16,563
		11,974,356	52,230

	TOTAL LONG FUTURE CONTRACTS	32,835,714	799,479

	SHORT FUTURE CONTRACTS - (0.3)%
	Commodity Futures - (0.2)%
3	Coffee Future, December 2012	185,343	2,025
3	Copper Future, December 2012	259,275	1,388
6	Cotton Future December 2012	231,780	(24,597)
3	Crude Oil Future, October 2012	289,410	(930)
3	Heating Oil Futures, October 2012	400,705	(5,317)
9	Live Cattle Future, October 2012	453,690	(21,420)
7	LME Aluminum Future, November 2012	332,631	2,231
7	LME Zinc Future, November 2012	321,825	(963)
2	Silver Future, December 2012	314,420	(3,800)
12	Soybean Oil Future, December 2012	410,976	(53,784)
8	Swiss Franc Future, September 2012	1,048,000	(4,700)
10	World Sugar #11 Future, October 2012	221,536	1,495
		4,469,591	(108,372)

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF FUTURES (Unaudited)(Continued)
August 31, 2012
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Currency Futures - (0.1)%
6	Japanese Yen Future, September 2012	$ 957,525	$ (13,013)
12	New Zealand Dollar Future, September 2012	903,240	(37,440)
		1,860,765	(50,453)
	Equity Futures - 0.0%
8	Euro Fx Future, September 2012	1,258,000	(7,100)
3	Hang Seng Index Future, September 2012	374,579	6,189
4	S&P/TSX 60 IX Future, September 2012	553,465	(20,340)
		2,186,044	(21,251)

	TOTAL SHORT FUTURE CONTRACTS	8,516,400	(180,076)

COMPASS EMP FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2012

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Mutual Fund Series Trust's {"Trust"} good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of August 31, 2012:

Multi-Asset Balanced Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 56,521,937	$ -	$ -	$ 56,521,937
Short-Term Investments	$ -	$ 67,918,950	$ -	$ 67,918,950
Futures Contacts	$ 722,560	$ -	$ -	$ 722,560
Receivables - Due from Broker	$ -	$ -	$ 2,256,045	$ 2,256,045
Total	$ 57,244,497	$ 67,918,950	$ 2,256,045	$ 127,419,492

Multi-Asset Growth Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 23,695,110	$ -	$ -	$ 23,695,110
Short-Term Investments	$ -	$ 33,206,225	$ -	$ 33,206,225
Futures Contacts	$ 619,403	$ -	$ -	$ 619,403
Receivables - Due from Broker	$ -	$ -	$ 2,174,028	$ 2,174,028
Total	$ 24,314,513	$ 33,206,225	$ 2,174,028	$ 59,694,766

Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 25,939,986	$ -	$ -	$ 25,939,986
Short-Term Investments	$ -	$ 168,166,942	$ -	$ 168,166,942
Futures Contacts	$ 2,991,637	$ -	$ -	$ 2,991,637
Receivables - Due from Broker	$ -	$ -	$ 7,889,577	$ 7,889,577
Total	$ 28,931,623	$ 168,166,942	$ 7,889,577	$ 204,988,142
*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
COMPASS EMP FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2012

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Balanced Fund	Growth Fund	Alternative Fund
	Other Financial Assets	Other Financial Assets	Other Financial Assets

Beginning balance November 30, 2012	$ 3,475,127	$ 3,363,985	$ 11,885,579
Total realized gain/(loss)	-	-	-
Change in unrealized depreciation	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Receivables collected	(1,219,082)	(1,189,957)	(3,996,002)
Net transfers in/(out) of Level 3	-	-	-
Ending balance August 31, 2012	$ 2,256,045	$ 2,174,028	$ 7,889,577

Level 3 assets represent 1.73%, 3.53% and 3.74% of the Balanced Fund, Growth Fund and Alternative Fund, respectively.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.  In each case, the Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (SIPA).  The pricing committee valued the receivable at 100% of the reported value of the account prior to the announcement of the liquidation.  This decision was based on many factors including, without limitation, market data, information from financial media sources, public statements by the SIPA trustee, and consultations with attorneys monitoring the bankruptcy proceedings.  For the period ended August 31, 2012 a portion of the receivable was collected by the Funds.  As of August 31, 2012, the remaining receivables were not currently collectible by the Funds due to the liquidation proceedings.  The amounts ultimately collected by the Funds may be less than the amounts reflected in the consolidated statement of assets and liabilities, and these differences may be material.

Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to take delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the period ended August 31, 2012 are as follows:
COMPASS EMP FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2012

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Consolidated Statements
Fund *	as Hedging Instruments	of Assets and Liabilities		Value**
Balanced Fund	Futures Contracts	Futures variation margin payable		(502,533)
Growth Fund	Futures Contracts	Futures variation margin payable		(2,582,462)
Alternative Fund	Futures Contracts	Futures variation margin payable		(9,155,215)

*Consolidated
**Includes only current variation margin.

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund *	as Hedging Instruments	Derivatives Recognized in Income		Value**
Balanced Fund	Futures Contracts	Net realized loss on futures contracts		(638,734)
Balanced Fund	Futures Contracts	Net unrealized appreciation on futures contracts		1,371,123
Growth Fund	Futures Contracts	Net realized loss on futures contracts		(3,523,582)
Growth Fund	Futures Contracts	Net unrealized appreciation on futures contracts		1,000,687
Alternative Fund	Futures Contracts	Net realized loss on futures contracts		(13,674,455)
Alternative Fund	Futures Contracts	Net unrealized appreciation on futures contracts		3,715,754

*Consolidated
**Includes only current variation margin.

Item 2.  Controls and Procedures

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	October 30, 2012

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	October 30, 2012